RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 1,094,182	$ 1,072,495	$ 14,510
Due to Mr. Alan Chen [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	521,669	649,377	8,000
Due to Ms. Chiu-li Tu [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	235,987	212,185	0
Due to Hwalian International Business Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	172,280	178,339	5,707
Due to Jingu Telecom Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	74,679	32,595	0
Due to Mega Media Investments Co., Ltd. (Taiwan Branch) [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	70,173	0
Due to Shang-hong Lin [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	17,975	0
Due to Chunghwa KinmenXiamen Network Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	1,199	0
Due to Chunghwa United International Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 220	$ 0	$ 803